CONCENTRATION AND RISK (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration risk information about customer [Table Text Block]
The following tables summarized the information about the Company’s concentration of customers for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year Ended December 31,
	2018	2017	2016
Customer
A	33%	*	13%
B	17%	*	*
C	14%	*	*
D	11%	*	*
E	*	46%	*
F	*	54%	*
G	*	*	48%
H	*	*	15%
I	*	*	14%

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following tables summarized the information about the Company’s concentration of suppliers for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year Ended December 31,
	2018	2017	2016
Supplier
J	60%	*	*
K	16%	*	*
L	*	*	72%
H	*	*	28%